Summary of Weighted Average Assumptions and Fair Value of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	818,090	716,508	2,176,963
Weighted average exercise price	$ 22.95	$ 17.61	$ 16.01
Risk-free interest rate	1.69%	2.96%	2.65%
Expected volatility	24.11%	29.98%	30.00%
Expected term (years)	7 years 10 months 24 days	8 years 6 months	4 years 10 months 24 days
Dividend yield	1.75%	1.59%	1.79%
Weighted average fair value	$ 5.27	$ 5.78	$ 4.11